EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per share:

	Year Ended December 31,
	2017	2016	2015
	(in thousands, except share and per share amounts)
Net income (loss) attributable to McDermott	$178,546	$34,117	$(17,983)

Weighted average common stock (basic)	91,112,644	80,119,788	79,413,588
Effect of dilutive securities:
Tangible equity units[1]	3,198,061	13,608,313	-
Stock options, restricted stock and restricted stock units	900,881	999,979	-
Potential dilutive common stock	95,211,586	94,728,080	79,413,588

Net income (loss) per share attributable to McDermott
Basic:	$1.96	$0.43	$(0.23)
Diluted:	$1.88	$0.36	$(0.23)

(1) Represents weighted average TEUs outstanding during 2017.